SCHEDULE OF ADVANCE FROM CUSTOMERS (Details)	6 Months Ended
Jun. 30, 2012
Advance From Customers Schedule Of Advance From Customers 1	30,549,985
Advance From Customers Schedule Of Advance From Customers 2	19,269,063